Submission	Apr. 27, 2026
Submission [Line Items]
Central Index Key	0001812554
Registrant Name	Blue Owl Credit Income Corp.
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES